Related-party transactions (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2020	Mar. 31, 2019	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Loan amount		$ 38,486
Interest rate (as a percent)		8.00%
Outstanding balance on shareholder loan						$ 41,102
Accrued interest						$ 2,616
Interest expense recognized prior to conversion of the loan					$ 1,377
Dividends paid to related party			$ 0	$ 0	$ 0
Knilo HoldCo AB | Common Share-Class A
Disclosure of transactions between related parties [line items]
Number of shares issued upon conversion of outstanding amount (in shares)	6,763,245
Knilo HoldCo AB | Preferred B1
Disclosure of transactions between related parties [line items]
Number of shares issued upon conversion of outstanding amount (in shares)	27,052,980